REINSURANCE (TABLES)	12 Months Ended
Dec. 31, 2012
Reinsurance Disclosures Tables [Abstract]
Schedule Of Effect Of Reinsurance [Table Text Block]
	2012	2011	2010

	(In Millions)

Direct premiums	$56	$68	$66
Assumed	2	2	2
Reinsurance ceded	(26)	(28)	(29)
Premiums	$32	$42	$39

Variable Life and Investment-type Product Policy Fee Income Ceded	$29	$31	$31
Policyholders' Benefits Ceded	$84	$39	$43